Cover	Jun. 12, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	180 Life Sciences Corp. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “SEC”) on June 18, 2025 (the “Original Report”), to update and correct (a) the number of restricted stock shares issued to management and the board of directors of the Company on June 17, 2025, as disclosed in the Original Report. Subsequent to the filing of the Original Report, the Board of Directors adjusted, retroactively, the number of restricted stock shares granted in order for the Company to not exceed the total number of shares available for awards under its Third Amended and Restated 2022 Omnibus Incentive Plan; and (b) the triggering event for the increase in Mr. Jordan’s Fee (as defined below), which is triggered upon the occurrence of any material transaction, without any monetary threshold. Except for this Explanatory Note and the corrections discussed above, there are no changes to the Original Report and this Amendment No. 1 does not otherwise reflect events that occurred after the Original Report was filed.
Document Period End Date	Jun. 12, 2025
Entity File Number	001-38105
Entity Registrant Name	180 LIFE SCIENCES CORP.
Entity Central Index Key	0001690080
Entity Tax Identification Number	90-1890354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 El Camino Real
Entity Address, Address Line Two	Bldg. 4
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	507-0669
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATNF
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock
Title of 12(b) Security	Warrants to purchase shares of Common Stock
Trading Symbol	ATNFW
Security Exchange Name	NASDAQ